OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER INTANGIBLE ASSETS, NET	OTHER INTANGIBLE ASSETS, NET
a.Finite-lived other intangible assets:

	December 31,
	2024	2023
Original amounts:
Core technology	$843,415	$821,835
Customer relationships and backlog	351,185	334,881
Trademarks	50,780	50,072
	1,245,380	1,206,788
Accumulated amortization:
Core technology	672,849	581,930
Customer relationships and backlog	296,864	281,032
Trademarks	44,321	38,325
	1,014,034	901,287
Other intangible assets, net	$231,346	$305,501

b.Amortization expense amounted to $115,869, $92,445 and $105,086 for the years ended December 31, 2024, 2023 and 2022, respectively.
c.Estimated intangible asset amortization expense:

For the year ended December 31,
2025	$77,261
2026	68,164
2027	46,377
2028	37,971
2029	1,573
Thereafter	—
$231,346